Short-Term Investments - Estimated Fair Value of Available-for-sale Investments by Contractual Maturity (Detail) - Government Debentures [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale government debentures, Cost, Matures in less than five years	$ 1,181	$ 708
Available-for-sale government debentures, Cost, Matures in more than five years	2,436	2,853
Available-for-sale government debentures, Cost	3,617	3,561
Available-for-sale government debentures, Market Value, Matures in less than five years	1,001	599
Available-for-sale government debentures, Market Value, Matures in more than five years	2,547	2,973
Available-for-sale government debentures, Market Value	$ 3,548	$ 3,572